SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Our operating segments, which are the same as our reportable segments, have been determined in accordance with our internal management structure, which is organized based on products and services, and reflects the information regularly reviewed by the Company’s chief operating decision maker (“CODM”). The CODM is the Company’s Chief Strategy Officer and Chief Operating Officer, Andrew Brandon-Gordon. In the first quarter of 2026, we transitioned our reporting structure into three new segments: Studios, Direct-to-Consumer, and TV Media and began reporting under this new structure in our Quarterly Report on Form 10-Q for the first quarter of 2026. Under the new segment structure, our Studios segment reflects the combination of the historical Filmed Entertainment segment with the historical TV Media studio operations, consolidating our content creation activities. Additionally, our premium cable channel, Paramount+ with Showtime, which was previously under the TV Media segment, is now managed under the Direct-to-Consumer segment. Concurrent with the change to our segments, we updated our segment expense allocations to better reflect how we operate and make cost decisions across the business. Certain centralized costs that were previously allocated at the segment level are now reported within corporate expenses.

The tables below set forth our financial information by reportable segment. As a result of the new accounting basis established in connection with the Transactions and NAI Transaction, which makes our results of operations not comparable between the Successor and Predecessor periods (see Note 1), we are required to present segment information for the Predecessor periods based on our previous segments, Filmed Entertainment, Direct-to-Consumer, and TV Media. Accordingly, segment results for the Successor period reflect the new segment presentation and for the Predecessor period reflect the historical presentation. Disclosures at the segment level in Notes 5 and 6 also reflect the new segment presentation for the Successor period and the historical presentation for the Predecessor period. We do not disclose our assets by segment because they are not regularly provided to the CODM and are not used to evaluate our operating performance or in determining the allocation of resources.

Successor

•Studios—Our Studios segment consists of our television and film studio operations, including CBS Studios, Paramount Television Studios, Nickelodeon Animation, Paramount Pictures, Paramount Animation, and Miramax, as well as Skydance Animation, Film, Television, and Interactive/Games, and Paramount Sports Entertainment.

•Direct-to-Consumer—Our Direct-to-Consumer segment consists of our portfolio of domestic and international pay and free streaming services, including Paramount+, Pluto TV, and BET+, as well as our domestic premium cable network, Paramount+ with Showtime.

•TV Media—Our TV Media segment consists of our (1) broadcast operations—the CBS Television Network, our domestic broadcast television network; CBS Stations, our owned television stations; and our international free-to-air networks, including Network 10 and Channel 5; (2) domestic basic cable networks, including MTV, Comedy Central, Paramount Network, The Smithsonian Channel, Nickelodeon, BET Media Group, CBS Sports Network, and international extensions of certain of these brands; and (3) CBS Media Ventures, which produces and distributes first-run syndicated programming. TV Media also includes a number of digital properties such as CBS News 24/7 for 24-hour news and CBS Sports HQ for sports news and analysis.

In the first quarter of 2026, we also renamed our primary measure of profit and loss for our operating segments from Adjusted OIBDA to Adjusted EBITDA. Although these measures have different starting points, as we define them, they produce the same result. We define Adjusted EBITDA as net earnings (loss) before interest expense and income; provision for (benefit from) income taxes; other items; equity in earnings (loss) of investee companies, net of tax; and depreciation and amortization, adjusted to exclude stock-based compensation expense and certain items identified as affecting comparability that are not part of our normal operations. We define Adjusted OIBDA as operating income before depreciation and amortization, adjusted to exclude stock-based compensation expense and the same items identified as affecting comparability. This change was made to align with the measure our management, including the CODM, began using in 2026, including for planning and forecasting of future periods, evaluating the operating performance of our segments, and making decisions about resource allocation. The items identified as affecting comparability that are excluded in both measures include programming charges, impairment charges, restructuring charges, and gain (loss) on dispositions, each where applicable. Stock-based compensation is a noncash expense that management does not consider to be part of our underlying operating performance and is also excluded in both measures.

Successor
Period From August 7 - December 31,
2025
Revenues:
Theatrical	$154
Licensing and other	2,632
Advertising	12
Studios	2,798
Advertising	853
Affiliate and subscription	2,799
Licensing	1
Direct-to-Consumer	3,653
Advertising	2,943
Affiliate and subscription	2,630
Licensing and other	268
TV Media	5,841
Eliminations	(23)
Total Revenues	$12,269
For content licensed between segments, costs are allocated across segments based on the relative value of the distribution windows within each segment; accordingly, no intersegment licensing revenues or profits are recorded by the licensor segment. Intersegment revenues are comprised of advertising revenues and licensing revenues earned from third parties who license our content to our internal platforms through sub‑licensing or co‑production arrangements.

Successor
Period From August 7 - December 31,
2025
Intercompany Revenues:
Studios	$17
TV Media	6
Total Intercompany Revenues	$23

Successor
Period From August 7 - December 31,
2025
Studios
Revenues	$2,798

Content costs	1,974
Advertising and marketing	305
Other (a)	335
Total segment expenses	2,614

Studios Adjusted EBITDA	184
Direct-to-Consumer
Revenues	3,653

Content costs	1,760
Advertising and marketing	674
Other (b)	940
Total segment expenses	3,374

Direct-to-Consumer Adjusted EBITDA	279
TV Media
Revenues	5,841

Content costs	2,774
Advertising and marketing	224
Other (c)	1,408
Total segment expenses	4,406

TV Media Adjusted EBITDA	1,435
Corporate/Eliminations	(540)
Stock-based compensation (d)	(91)
Depreciation and amortization	(590)
Programming charges	(41)
Restructuring and transaction-related items (d)	(731)
Operating loss	(95)
Interest expense	(366)
Interest income	64
Loss from investment	(40)
Other items, net	(39)
Loss from continuing operations before income taxes and equity in loss of investee companies	(476)
Benefit from income taxes	40
Equity in loss of investee companies, net of tax	(104)
Net loss (Parent and noncontrolling interests)	(540)
Net earnings attributable to noncontrolling interests	(46)
Net loss attributable to Parent	$(586)
(a) Other segment expenses for our Studios segment include employee compensation; costs relating to the distribution of our content; costs for occupancy, technology, and professional services; and other costs associated with our operations.
(b) Other segment expenses for our Direct-to-Consumer segment include employee compensation; revenue-sharing costs, including for third-party distribution; costs for occupancy, technology, and professional services; and other costs associated with our operations.
(c) Other segment expenses for our TV Media segment include employee compensation; revenue-sharing costs to television stations affiliated with the CBS Television Network; costs relating to the distribution of our content; costs for research, occupancy, technology, and professional services; and other costs associated with our operations.
(d) For the Successor period from August 7 - December 31, 2025 stock-based compensation expense of $69 million is included in “Restructuring and transaction-related items.”
Predecessor
•TV Media—Prior to the segment change, our TV Media segment consisted of our (1) broadcast operations—the CBS Television Network, our domestic broadcast television network; CBS Stations, our owned television stations; and our international free-to-air networks, including Network 10 and Channel 5; (2) domestic premium and basic cable networks, including Paramount+ with Showtime, MTV, Comedy Central, Paramount Network, The Smithsonian Channel, Nickelodeon, BET Media Group, CBS Sports Network, and international extensions of certain of these brands; and (3) domestic and international television studio operations, including CBS Studios and Paramount Television Studios, as well as CBS Media Ventures, which produces and distributes first-run syndicated programming. TV Media also includes a number of digital properties such as CBS News 24/7 for 24 hour news and CBS Sports HQ for sports news and analysis. On October 23, 2025, we completed the sale of Telefe in Argentina and on January 12, 2026, we completed the sale of Chilevisión in Chile.
•Direct-to-Consumer—Prior to the segment change, our Direct-to-Consumer segment consists of our portfolio of domestic and international pay and free streaming services, including Paramount+, Pluto TV, and BET+.

•Filmed Entertainment—Prior to the segment change, our Filmed Entertainment segment included Paramount Pictures, Paramount Players, Paramount Animation, Nickelodeon Studio, and Miramax.

The primary measure of profit and loss for our operating segments in accordance with FASB guidance for segment reporting presented for the Predecessor periods is operating income excluding depreciation and amortization, stock-based compensation, programming charges, impairment charges, restructuring charges, transaction-related items, other corporate matters, and gain on dispositions, each where applicable (“Adjusted OIBDA”). Programming charges consist only of charges related to major strategic changes (see Note 4), and do not include impairment charges that occur as part of our normal operations, which are recorded within content costs in the tables below, where applicable, and are not excluded in Adjusted OIBDA. Adjusted OIBDA was the primary method used by our management, including the CODM, for planning and forecasting of future periods, evaluating the operating performance of our segments, and making decisions about resource allocation. Stock-based compensation is excluded from our segment measure of profit and loss because it is set and approved by our Board of Directors in consultation with corporate executive management.

	Predecessor
	Period From January 1 - August 6,	Year Ended December 31,
	2025	2024	2023
Revenues:
Advertising	$4,180	$8,180	$8,188
Affiliate and subscription	4,302	7,647	8,085
Licensing and other	1,495	2,952	3,812
TV Media	9,977	18,779	20,085
Advertising	1,146	2,114	1,795
Subscription	3,940	5,506	4,933
Licensing	1	12	8
Direct-to-Consumer	5,087	7,632	6,736
Theatrical	475	813	813
Licensing and other	1,112	2,126	2,120
Advertising	6	16	24
Filmed Entertainment	1,593	2,955	2,957
Eliminations	(35)	(153)	(126)
Total Revenues	$16,622	$29,213	$29,652
During the Predecessor period, revenues generated between segments were principally from intersegment arrangements for the distribution of content, rental of studio space, and advertising, as well as licensing revenues earned from third parties who license our content to our internal platforms either through a sub-license or co-production arrangement. These transactions were recorded at market value as if the sales were to third parties and were eliminated in consolidation. For content that is licensed between segments, content costs are allocated across segments based on the relative value of the distribution windows within each segment. Accordingly, no intersegment licensing revenues or profits are recorded by the licensor segment.

	Predecessor
	Period From January 1 - August 6,	Year Ended December 31,
	2025	2024	2023
Intercompany Revenues:
TV Media	$20	$84	$63
Direct-to-Consumer	—	—	1
Filmed Entertainment	15	69	62
Total Intercompany Revenues	$35	$153	$126

	Predecessor
	Period From January 1 - August 6,	Year Ended December 31,
	2025	2024	2023
TV Media
Revenues	$9,977	$18,779	$20,085

Content costs	4,956	9,199	9,861
Advertising and marketing	328	689	761
Other (a)	2,626	4,543	4,672
Total segment expenses	7,910	14,431	15,294

TV Media Adjusted OIBDA	2,067	4,348	4,791
Direct-to-Consumer
Revenues	5,087	7,632	6,736

Content costs	2,712	4,415	4,459
Advertising and marketing	749	1,341	1,751
Other (b)	1,473	2,373	2,189
Total segment expenses	4,934	8,129	8,399

Direct-to-Consumer Adjusted OIBDA	153	(497)	(1,663)
Filmed Entertainment
Revenues	1,593	2,955	2,957

Content costs	846	1,496	1,545
Advertising and marketing	417	783	751
Other (c)	430	772	780
Total segment expenses	1,693	3,051	3,076

Filmed Entertainment Adjusted OIBDA	(100)	(96)	(119)
Corporate/Eliminations	(212)	(427)	(447)
Stock-based compensation (d)	(99)	(210)	(172)
Depreciation and amortization	(204)	(392)	(418)
Programming charges	—	(1,118)	(2,371)
Impairment charges	(157)	(6,130)	(83)
Restructuring, transaction-related items, and other corporate matters (d)	(454)	(747)	31
Gain on dispositions	35	—	—
Operating income (loss)	1,029	(5,269)	(451)
Interest expense	(516)	(860)	(920)
Interest income	83	151	137
Gain (loss) from investments	—	(17)	168
Gain on extinguishment of debt	—	—	29
Other items, net	(92)	(182)	(216)
Earnings (loss) from continuing operations before income taxes and equity in loss of investee companies	504	(6,177)	(1,253)
Benefit from income taxes	79	305	361
Equity in loss of investee companies, net of tax	(171)	(291)	(360)
Net earnings (loss) from continuing operations	412	(6,163)	(1,252)
Net earnings from discontinued operations, net of tax	—	14	676
Net earnings (loss) (Parent and noncontrolling interests)	412	(6,149)	(576)
Net earnings attributable to noncontrolling interests	(447)	(41)	(32)
Net loss attributable to Parent	$(35)	$(6,190)	$(608)
(a) Other segment expenses for our TV Media segment include employee compensation; revenue-sharing costs to television stations affiliated with the CBS Television Network; costs relating to the distribution of our content; costs for research, occupancy, technology, and professional services; and other costs associated with our operations.
(b) Other segment expenses for our Direct-to-Consumer segment include employee compensation; revenue-sharing costs, including for third-party distribution; costs for occupancy, technology, and professional services; and other costs associated with our operations.
(c) Other segment expenses for our Filmed Entertainment segment include employee compensation; costs relating to the distribution of our content; costs for occupancy, technology, and professional services; and other costs associated with our operations.
(d) For the Predecessor periods from January 1 - August 6, 2025, and the years ended December 31, 2024 and 2023, stock-based compensation expense of $14 million, $35 million, and $5 million, respectively, is included in “Restructuring, transaction-related items, and other corporate matters.”

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Revenues: (a)
United States	$9,966	$13,376	$23,688	$23,962
International	2,303	3,246	5,525	5,690
Total Revenues	$12,269	$16,622	$29,213	$29,652
(a) Revenue classifications are based on the location of the customer or platform.

	Successor	Predecessor
At December 31,	2025	2024
Long-lived Assets: (a)
United States	$3,079	$2,325
International	242	253
Total Long-lived Assets	$3,321	$2,578
(a) Reflects tangible long-lived assets, which are comprised of property and equipment and operating lease assets.